Borrowings	6 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
BORROWINGS
14.	BORROWINGS

As of September 30, 2023 and March 31, 2024, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

Creditors	Interest Rate	Borrowing date	Maturity date	As of September 30, 2023	As of March 31, 2024
					(Unaudited)
Bank of Jiangsu (1)	6.09%	12/15/2022	12/14/2023	$109,649	$-
Bank of Jiangsu (1)	6.09%	1/25/2024	1/24/2025	-	110,799
Bank of Jiangsu (2)	3.95%	8/31/2023	8/30/2024	274,123	276,996
Bank of Jiangsu (3)	3.80%	12/19/2023	12/15/2024	-	553,994
Agricultural Bank of China (4)	4.10%	3/24/2023	3/23/2024	616,776	-
Agricultural Bank of China(4)	3.20%	3/19/2024	3/18/2025	-	581,693
Agricultural Bank of China(5)	3.05%	12/29/2023	12/21/2024	-	1,329,585
Total short-term borrowings				1,000,548	2,853,067
Bank of Jiangnan (6)	4.80%	6/27/2023	6/21/2030	4,385,965	4,431,948
Bank of Jiangnan (6)	4.80%	11/15/2023	6/21/2030	-	1,772,780
Bank of Jiangnan (6)	4.80%	2/6/2024	6/21/2030	-	706,342
Total long-term borrowings				4,385,965	6,911,070
Total borrowings				$5,386,513	$9,764,137

(1)	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($110,799) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On December 15, 2022, Changzhou EZGO withdrew RMB800,000 ($109,649) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months, which was fully repaid on January 3, 2024. On January 25, 2024, Changzhou EZGO withdrew another RMB800,000 ($110,799) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months.
(2)	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($276,996) with Bank of Jiangsu, with one-year term.
(3)	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($553,994) from Bank of Jiangsu secured by Feng Xiao, the legal representative of Changzhou Higgs, with one-year term.
(4)	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China, which was fully repaid on March 23, 2024. On March 19, 2024, Changzhou EZGO entered into another non-revolving loan facility of RMB4,200,000 ($581,693) with Agricultural Bank of China, secured by Jiangsu Changzhou Hi-Tech credits financing guarantee Co., Ltd

(5)    On December 29, 2023, Jiangsu Supply Chain entered into a non-revolving loan facility of RMB9,600,000 ($1,329,585) with Agricultural Bank of China. The loan facility was secured by a $1,500,000 certificate of deposit held by EZGO HK.

(6)	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,868,094) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, November 11, 2023 and February 6, 2024, RMB32,000,000 ($4,385,965), RMB12,800,000 ($1,772,780) and RMB5,100,000 ($706,342) were drawn from the bank, respectively, of which the maturity date is June 21, 2023. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.

For the six months ended March 31, 2023 and 2024, the Company recorded interest expense of $50,662 and $35,663 respectively. For the six months ended March 31,2023 and 2024, nil and $142,079 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant.